Note 11 - PPP Loan (June 2020 Note) (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Schedule of Maturities of Long-term Debt [Table Text Block]
Period ending June 30,	PPP Loan
2021	$285
2022	356
2023	—
2024	—
2025	—
Thereafter	—
$641
Less Interest*	(11)
$630